Summary of accounting policies	6 Months Ended
Jun. 30, 2024
Summary of accounting policies
Summary of accounting policies
2.	Summary of accounting policies

Other than the accounting policies resulting from application of new and amendments to International Financial Reporting Standards (“IFRSs”), the accounting policies and methods of computation used in the interim condensed consolidated financial statements for the six months ended June 30, 2024 are the same as those presented in the Group’s annual consolidated financial statements for the year ended December 31, 2023, except for the accounting policy set out in Note 2.1 which the Group has adopted in light of business developments in the current period.

In the current interim period, the Group has applied the following amendments to IFRSs, for the first time, which are mandatory effective for the Group’s annual period beginning on January 1, 2024 for the preparation of the Group’s condensed consolidated financial statements:

Amendments to IFRS 1	Presentation of financial statements: Classification of liabilities as current or non-current (“2020 amendments”)
Amendments to IFRS 1	Presentation of financial statements: Non-current liabilities with covenants (“2022 amendments”)
Amendments to IFRS 16	Leases: Lease liability in a sale and leaseback
Amendments to IFRS 7	Statement of cash flows and IFRS 7, Financial Instruments: Disclosures: Supplier finance arrangements

The application of these amendments to IFRSs in the current interim period has had no material impact on the Group’s financial positions and performance for the current and prior periods and/or on the disclosures set out in these interim condensed consolidated financial statements.

2.1Warrant

Warrant issued by the Company, allowing the holder to purchase a fixed number of ordinary shares of the Company in exchange for a fixed amount of cash, meets the definition of an equity instrument. Relevant transaction costs are accounted for as a deduction from equity. Subsequent redemptions or re-financings of the equity instrument are recognized in equity. Changes in the fair value of the warrant are not recognized in the financial statements.